CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Products	$ 31,339	$ 31,363	$ 34,364	[1]
Services	54,268	49,363	45,187	[1]
Total revenues	85,607	80,726	79,551
Cost of revenue:
Products	24,466	23,616	25,143
Services	47,476	40,906	36,600
Total cost of revenues	71,942	64,522	61,743
Gross profit	13,665	16,204	17,808
Operating expenses:
Research and development, net	890	1,070	713
Selling and marketing	2,903	3,203	3,150
General and administrative	8,469	8,123	8,668
Other expenses (income)	631	$ (11)	$ (20)
Gain on bargain purchase	(4,833)
Total operating expenses	8,060	$ 12,385	$ 12,511
Operating income	5,605	3,819	5,297
Financial expenses	(1,262)	(2,510)	(947)
Financial income	913	1,216	897
Income from continuing operations before taxes on income	5,256	2,525	5,247
Taxes on income	644	1,360	1,041
Income from continuing operations before equity investment	4,612	1,165	4,206
Share in results of equity investment of affiliated company	1,237	267	1,025
Net income from continuing operations	$ 5,849	$ 1,432	5,231
Net loss from discontinued operations, net of tax			(2,429)
Net income attributable to TAT Technologies Ltd. shareholders	$ 5,849	$ 1,432	$ 2,802
Basic and diluted income per share:
Net income from continuing operations per share attributable to controlling interest	$ 0.66	$ 0.16	$ 0.60
Loss from discontinued operations per share attributable to controlling interest			(0.28)
Basic and diluted net loss per share attributable to controlling interest	$ 0.66	$ 0.16	$ 0.32
Weighted average number of shares outstanding:
Basic	8,808,344	8,805,495	8,799,237
Diluted	8,810,689	8,826,542	8,808,920

[1]	Excluding discontinued operations for the year ended on December 31, 2013.